Accrued expenses and other liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accrued expenses and other liabilities
Accruals	€ 953.0	€ 887.3	€ 1,553.1
Indirect tax and duties	485.6	96.7	489.8
Unearned revenue (contract liabilities)	1,554.2	290.9	546.5	€ 1,962.3
Total accrued expenses and other liabilities	€ 2,992.8	€ 1,274.9	€ 2,589.4